SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable Net
Balance at the beginning of the year	$ 3,721,293	$ 122,680
Acquisition		2,089,127
Additions	2,821,611	1,509,486
Balance at the end of the year	$ 6,542,904	$ 3,721,293